Profit appropriation and restricted net assets (Tables)	12 Months Ended
Dec. 31, 2023
Profit appropriation and restricted net assets
Schedule of condensed balance sheets

	As of December, 31
	2022	2023
	US$	US$

ASSETS
Current assets
Cash and cash equivalents	4,207	3,605
Time deposits	4,872	1,000
Prepaid expenses and other current assets	642	67
Amounts due from related parties	—	71
Total current assets	9,721	4,743
Non-current assets
Amounts due from inter-company entities	11,425	14,553
Other non-current assets	69	69
Total non-current assets	11,494	14,622
Total assets	21,215	19,365

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current liabilities
Accrued expenses and other current liabilities	563	338
Tax payables	135	135
Total current liabilities	698	473
Non-current liabilities
Amounts due to inter-company entities	5,824	5,776
Deficits of investments in subsidiaries	8,116	21,307
Total non-current liabilities	13,940	27,083
Total liabilities	14,638	27,556
Shareholders’ equity/(deficit):
Class A ordinary shares	23	24
Class B ordinary shares	10	10
Additional paid-in capital	337,407	338,316
Surplus reserves	—	1
Accumulated other comprehensive income/(loss)	303	(326)
Accumulated deficit	(331,166)	(346,365)
Total shareholders’ equity/(deficit)	6,577	(8,340)
Noncontrolling interest	—	149
Total equity/ (deficit)	6,577	(8,191)
Total liabilities and shareholders’ equity/(deficit)	21,215	19,365

Schedule of condensed statements of operations and comprehensive income/(loss)

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Operating expenses:
Sales and marketing expenses	—	(55)	—
Product development expenses	—	(1,240)	—
General and administrative expenses	(850)	(2,480)	(1,410)
Share of loss of subsidiaries and the VIEs	(3,687)	(8,060)	(13,350)
Total operating expenses	(4,537)	(11,835)	(14,760)
Loss from operations	(4,537)	(11,835)	(14,760)
Others	363	(1,008)	(272)
Loss before income tax expenses	(4,174)	(12,843)	(15,032)
Income tax expenses	(17)	(1)	—
Net loss from continuing operations	(4,191)	(12,844)	(15,032)
Net income/(loss) from discontinuing operations	22,929	(29,712)	—
Net income/(loss), all attributable to the Company’s ordinary shareholders	18,738	(42,556)	(15,032)
Comprehensive income/(loss):
Net income/(loss)	18,738	(42,556)	(15,032)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(4,324)	9,082	(627)
Reclassification of exchange differences on translation of operations to consolidated statement of operations	—	(2,727)	—
Total comprehensive income/(loss)	14,414	(36,201)	(15,659)
Less: comprehensive income attributable to noncontrolling interests	—	—	2
Total comprehensive (loss)/income attributable to ordinary shareholders	14,414	(36,201)	(15,661)

Schedule of condensed statements of cash flow

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Cash flows from operating activities:
Net cash provided by/(used in) operating activities	112	(3,210)	(1,109)
Cash flows from investing activities:
Placement of time deposits	(24,474)	(4,872)	(1,006)
Withdrawal of time deposits	30,773	17,614	4,830
Net cash provided by/(used in) transactions with intra-Group entities	5,554	(20,855)	(4,167)
Net cash provided by/(used in) investing activities	11,853	(8,113)	(343)
Cash flows from financing activities:
Share repurchase program	(3,143)	—	—
Proceeds from exercise of stock options	791	—	—
Net cash provided by transactions with intra-Group entities	—	4,078	773
Net cash (used in)/provided by financing activities	(2,352)	4,078	773
Effect of exchange rate changes on cash and cash equivalents	15	(487)	77
Net increase/(decrease) in cash and cash equivalents	9,628	(7,732)	(602)
Cash and cash equivalents at the beginning of the year	2,311	11,939	4,207
Cash and cash equivalents at the end of the year	11,939	4,207	3,605